Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0002002045
Document Type	F-1/A
Entity Registrant Name	GCL GLOBAL HOLDINGS LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	534119
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 (“Amendment”) to the Registrant’s Registration Statement on Form F-1 initially filed with the Securities and Exchange Commission on September 4, 2025 (333-290032) (the “Registration Statement’) is being filed solely to correct a printer’s error on the “Selling Shareholders” section on page 114 of the Registration Statement. No changes or additions are being made hereby to the prospectus that forms a part of the Registration Statement.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
City Area Code	(800)
Local Phone Number	221-0102